December 13, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:         First Investors Life Series Funds
File Nos. 002-98409 and 811-04325
Post-Effective Amendment No. 51

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Life Series Funds (the “Trust”) is Post-Effective Amendment No. 51 to the Trust’s currently effective Registration Statement on Form N-1A relating to First Investors Life Series Opportunity Fund and First Investor Life Series Total Return Fund (the “Funds”), each a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to address comments received from the Securities and Exchange Commission staff and to make non-material changes to the Funds’ prospectuses and statement of additional information.

The Trust elects that this filing become effective on December 13, 2012, pursuant to Rule 485(b) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

Mary Carty
Russell Shepherd
First Investors Management Company, Inc.